Intangible Assets - Summary of Concessions (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Concessions [Line Items]
EPC Contract	S/ 791,990	S/ 854,227	S/ 868,050	S/ 940,070
Cost of capitalized indebtedness at effective interest rates between 7.14% and 8.72%	3,800	3,700
Road improvement	12,922	14,449
Implementation for road safety	9,034	8,152
Work capitalization of second roadway	280,326	314,614
Disbursements for land adquisition	4,510	4,233
Other intangible assets contracted for the delivery process	5,026	7,477
Total Norvial S.A.	369,730	417,003
Other concessions	2,067	26,947
Contractual arrangements [member]
Disclosure Of Detailed Information About Concessions [Line Items]
EPC Contract	371,797	443,950
Service concession rights [member]
Disclosure Of Detailed Information About Concessions [Line Items]
EPC Contract	371,797	443,950	S/ 484,082	S/ 528,227
Cost of capitalized indebtedness at effective interest rates between 7.14% and 8.72%		950
Service concession rights [member] | Contractual arrangements [member]
Disclosure Of Detailed Information About Concessions [Line Items]
EPC Contract	54,506	62,319
Ancon Huacho Pativilca [Member] | Service concession rights [member]
Disclosure Of Detailed Information About Concessions [Line Items]
Cost of capitalized indebtedness at effective interest rates between 7.14% and 8.72%	S/ 3,406	S/ 4,809